Marketable securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Line Items]
Marketable securities	$ 401	$ 6,413	$ 21,036
Gains on sales of marketable securities	$ 0	$ 6	$ 41